                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  1/31
Date of reporting period: 1/31

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

INCOME BUILDER SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED JANUARY 31, 2008


THIS ANNUAL REPORT DESCRIBES THREE FUNDS,
EACH OF WHICH INVESTS IN OTHER RIVERSOURCE
FUNDS. THE OBJECTIVE OF EACH FUND IS A
HIGH LEVEL OF CURRENT INCOME AND GROWTH OF
CAPITAL.

RiverSource Income Builder Basic Income Fund
RiverSource Income Builder Moderate Income Fund
RiverSource Income Builder Enhanced Income Fund

(This annual report includes a
prospectus that describes in detail
each Fund's objective, investment
strategy, risks, sales charges, fees
and other matters of interest. Please
read the prospectus carefully before
you invest or send money.)                   (ADVANCED-BUILT(SM) SOLUTIONS ICON)

TABLE OF CONTENTS

Fund Snapshots......................      2
Portfolio Allocation................      4
Investment Changes
   RiverSource Income Builder Basic
     Income Fund....................      5
   RiverSource Income Builder
     Moderate Income Fund...........      6
   RiverSource Income Builder
     Enhanced Income Fund...........      7
Performance Summaries...............      8
Questions & Answers
   with Portfolio Management........     12
The Fund's Long-term Performance
   RiverSource Income Builder Basic
     Income Fund....................     14
   RiverSource Income Builder
     Moderate Income Fund...........     16
   RiverSource Income Builder
     Enhanced Income Fund...........     18
Fund Expenses Examples..............     20
Investments in Affiliated Funds.....     24
Financial Statements................     27
Notes to Financial Statements.......     34
Report of Independent Registered
   Public Accounting Firm...........     49
Federal Income Tax Information......     50
Board Members and Officers..........     53
Proxy Voting........................     55

--------------------------------------------------------------------------------

                      RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  1

FUND SNAPSHOTS AT JAN. 31, 2008

FUND OBJECTIVE

The objective of each fund is a high level of current income and growth of capital.

FUND FACTS

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      RBBAX          02/16/06
Class B                      RBBBX          02/16/06
Class C                      RBBCX          02/16/06
Class R4                      --            02/16/06
Total net assets......................   $314.3 million
Number of holdings....................            13

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      RSMAX          02/16/06
Class B                      RSMBX          02/16/06
Class C                      RSMCX          02/16/06
Class R4                      --            02/16/06
Total net assets......................   $639.8 million
Number of holdings....................            13

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      RSBAX          02/16/06
Class B                      REIVX          02/16/06
Class C                      RIECX          02/16/06
Class R4                      --            02/16/06
Total net assets......................   $338.9 million
Number of holdings....................            13

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

FUND SNAPSHOTS AT JAN. 31, 2008

PORTFOLIO MANAGERS

                          YEARS IN INDUSTRY
Dimitris Bertsimas,
   Ph.D.                         15
Colin Lundgren, CFA              19
Erol Sonderegger, CFA            13

TOP FIVE HOLDINGS

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
Percentage of portfolio assets

RiverSource U.S. Government Mortgage Fund                  27.3%
RiverSource Dividend Opportunity Fund                       9.5%
RiverSource Disciplined Equity Fund                         9.4%
RiverSource Global Bond Fund                                7.5%
RiverSource Emerging Markets Bond Fund                      7.2%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
Percentage of portfolio assets

RiverSource U.S. Government Mortgage Fund                  17.6%
RiverSource Floating Rate Fund                             17.0%
RiverSource Dividend Opportunity Fund                      14.6%
RiverSource Emerging Markets Bond Fund                     10.2%
RiverSource Disciplined Equity Fund                         9.8%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
Percentage of portfolio assets

RiverSource Floating Rate Fund                             19.9%
RiverSource Emerging Markets Bond Fund                     15.5%
RiverSource Dividend Opportunity Fund                      13.8%
RiverSource High Yield Bond Fund                            9.9%
RiverSource Disciplined International Equity Fund           8.2%

For further detail about these holdings, please refer to the section entitled

"Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
For more information about the underlying funds that make up each RiverSource Income Builder Series funds, visit riversource.com/funds or call (888) 791-3380. Online, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information. You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Income Builder Series fund invests only in Class I shares of underlying funds.

--------------------------------------------------------------------------------

                      RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  3

PORTFOLIO ALLOCATION

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Percentage of portfolio assets at Jan. 31, 2008
(PIE CHART)

Fixed Income Funds(1)                                        63.6%
Equity Funds(2)                                              25.8%
Alternative Investments(3)                                    4.0%
Cash Equivalents(4)                                           6.6%

(1) Includes Investment Grade 30.3%, Global Bond 7.5%, International 7.2%, Floating Rate 7.0%, Inflation Protected Securities 5.9% and High Yield 5.7%.
(2) Includes Dividend Income 9.5%, U.S. Large Cap 9.4%, International 4.3% and U.S. Small Cap 2.6%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 6.6%.
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Percentage of portfolio assets at Jan. 31, 2008
(PIE CHART)

Fixed Income Funds(1)                                        63.0%
Equity Funds(2)                                              31.9%
Alternative Investments(3)                                    4.1%
Cash Equivalents(4)                                           1.0%

(1) Includes Investment Grade 18.4%, Floating Rate 17.0%, International 10.2%, Global Bond 7.7%, High Yield 4.9% and Inflation Protected Securities 4.8%.
(2) Includes Dividend Income 14.6%, U.S. Large Cap 9.8%, International 6.0% and U.S. Small Cap 1.5%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 1.0%.
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Percentage of portfolio assets at Jan. 31, 2008
(PIE CHART)

Fixed Income Funds(1)                                        62.8%
Equity Funds(2)                                              29.9%
Alternative Investments(3)                                    4.1%
Cash Equivalents(4)                                           3.2%

(1) Includes Floating Rate 19.9%, International 15.5%, High Yield 9.9%, Global Bond 7.4%, Investment Grade 6.5% and Inflation Protected Securities 3.6%.
(2) Includes Dividend Income 13.8%, International 8.2%, U.S. Large Cap 5.8% and U.S. Small Cap 2.1%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 3.2%.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Fund holdings at Jan. 31, 2008

                                                    % OF FUND'S
                                                  PORTFOLIO ASSETS
                                            ----------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                          7.0%
                                            ----------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                            7.5%
                                            ----------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource High Yield Bond Fund                        5.7%
                                            ----------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                       5.9%
                                            ----------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                                  7.2%
                                            ----------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Diversified Bond Fund                       3.0%
 RiverSource U.S. Government
   Mortgage Fund                                        27.3%
                                            ----------------------------
                                                        30.3%
                                            ----------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                             4.3%
                                            ----------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                                  9.5%
 RiverSource Disciplined Equity
   Fund                                                  9.4%
 RiverSource Disciplined Small Cap
   Value Fund                                            2.6%
                                            ----------------------------
                                                        21.5%
                                            ----------------------------
ALTERNATIVE INVESTMENTS
 RiverSource Absolute Return
   Currency and Income Fund                              4.0%
                                            ----------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                        6.6%
                                            ----------------------------
                                                       100.0%
                                            ----------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  5

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Fund holdings at Jan. 31, 2008

                                                    % OF FUND'S
                                                  PORTFOLIO ASSETS
                                            ----------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                         17.0%
                                            ----------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                            7.7%
                                            ----------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource High Yield Bond Fund                        4.9%
                                            ----------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                       4.8%
                                            ----------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                                 10.2%
                                            ----------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Diversified Bond Fund                       0.8%
 RiverSource U.S. Government
   Mortgage Fund                                        17.6%
                                            ----------------------------
                                                        18.4%
                                            ----------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                             6.0%
                                            ----------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                                 14.6%
 RiverSource Disciplined Equity
   Fund                                                  9.8%
 RiverSource Disciplined Small Cap
   Value Fund                                            1.5%
                                            ----------------------------
                                                        25.9%
                                            ----------------------------
ALTERNATIVE INVESTMENTS
 RiverSource Absolute Return
   Currency and Income Fund                              4.1%
                                            ----------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                        1.0%
                                            ----------------------------
                                                       100.0%
                                            ----------------------------

--------------------------------------------------------------------------------

 6 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Fund holdings at Jan. 31, 2008

                                                    % OF FUND'S
                                                  PORTFOLIO ASSETS
                                            ----------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                         19.9%
                                            ----------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                            7.4%
                                            ----------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource High Yield Bond Fund                        9.9%
                                            ----------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                       3.6%
                                            ----------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                                 15.5%
                                            ----------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Diversified Bond Fund                       0.7%
 RiverSource U.S. Government
   Mortgage Fund                                         5.8%
                                            ----------------------------
                                                         6.5%
                                            ----------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                             8.2%
                                            ----------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                                 13.8%
 RiverSource Disciplined Equity
   Fund                                                  5.8%
 RiverSource Disciplined Small Cap
   Value Fund                                            2.1%
                                            ----------------------------
                                                        21.7%
                                            ----------------------------
ALTERNATIVE INVESTMENTS
 RiverSource Absolute Return
   Currency and Income Fund                              4.1%
                                            ----------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                        3.2%
                                            ----------------------------
                                                       100.0%
                                            ----------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  7

PERFORMANCE SUMMARIES

                           RIVERSOURCE INCOME BUILDER
                               BASIC INCOME FUND
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Income Builder Basic Income Fund Class
  A (excluding sales charge)                           +2.49%

Lehman Brothers Aggregate Bond Index (unmanaged)       +8.81%

Russell 3000(R) Value Index (unmanaged)                -6.20%

Citigroup 3-Month U.S. Treasury Bill Index
  (unmanaged)                                          +4.60%

Blended Index (unmanaged)                              +4.71%

(see "The Fund's Long-term Performance" for Index descriptions)
                           RIVERSOURCE INCOME BUILDER
                              MODERATE INCOME FUND
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Income Builder Moderate Income Fund
  Class A (excluding sales charge)                     +1.01%

Lehman Brothers Aggregate Bond Index (unmanaged)       +8.81%

Russell 3000(R) Value Index (unmanaged)                -6.20%

Citigroup 3-Month U.S. Treasury Bill Index
  (unmanaged)                                          +4.60%

Blended Index (unmanaged)                              +4.92%

(see "The Fund's Long-term Performance" for Index descriptions)
                           RIVERSOURCE INCOME BUILDER
                              ENHANCED INCOME FUND
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Income Builder Enhanced Income Fund
  Class A (excluding sales charge)                     -0.16%

Lehman Brothers Aggregate Bond Index (unmanaged)       +8.81%

Russell 3000(R) Value Index (unmanaged)                -6.20%

Citigroup 3-Month U.S. Treasury Bill Index
  (unmanaged)                                          +4.60%

Blended Index (unmanaged)                              +5.02%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Income Builder Basic Income Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)            +2.49%         +6.11%
 Class B (inception 2/16/06)            +1.74%         +5.28%
 Class C (inception 2/16/06)            +1.76%         +5.32%
 Class R4 (inception 2/16/06)           +3.39%         +6.64%

WITH SALES CHARGE
 Class A (inception 2/16/06)            -2.41%         +3.51%
 Class B (inception 2/16/06)            -3.13%         +3.32%
 Class C (inception 2/16/06)            +0.79%         +5.32%

AT DEC. 31, 2007
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)            +4.59%         +7.06%
 Class B (inception 2/16/06)            +3.83%         +6.23%
 Class C (inception 2/16/06)            +3.85%         +6.27%
 Class R4 (inception 2/16/06)           +5.41%         +7.62%

WITH SALES CHARGE
 Class A (inception 2/16/06)            -0.36%         +4.32%
 Class B (inception 2/16/06)            -1.13%         +4.19%
 Class C (inception 2/16/06)            +2.86%         +6.27%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                 TOTAL FUND      NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.40%             0.40%                   1.06%
 Class B                                                            1.15%             1.15%                   1.81%
 Class C                                                            1.15%             1.15%                   1.81%
 Class R4                                                           0.37%             0.33%                   0.99%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A, 1.87% for Class B, 1.87% for Class C and 1.05% for Class R4.

--------------------------------------------------------------------------------

                      RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  9

PERFORMANCE SUMMARIES

RiverSource Income Builder Moderate Income Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)            +1.01%         +5.97%
 Class B (inception 2/16/06)            +0.26%         +5.21%
 Class C (inception 2/16/06)            +0.28%         +5.27%
 Class R4 (inception 2/16/06)           +1.25%         +6.18%

WITH SALES CHARGE
 Class A (inception 2/16/06)            -3.76%         +3.38%
 Class B (inception 2/16/06)            -4.52%         +3.24%
 Class C (inception 2/16/06)            -0.67%         +5.27%

AT DEC. 31, 2007
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)            +4.16%         +7.46%
 Class B (inception 2/16/06)            +3.41%         +6.70%
 Class C (inception 2/16/06)            +3.43%         +6.77%
 Class R4 (inception 2/16/06)           +4.41%         +7.68%

WITH SALES CHARGE
 Class A (inception 2/16/06)            -0.80%         +4.71%
 Class B (inception 2/16/06)            -1.51%         +4.66%
 Class C (inception 2/16/06)            +2.44%         +6.77%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                 TOTAL FUND      NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.38%             0.38%                   1.09%
 Class B                                                            1.14%             1.14%                   1.85%
 Class C                                                            1.13%             1.13%                   1.84%
 Class R4                                                           0.35%             0.33%                   1.04%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.14% for Class A, 1.90% for Class B, 1.89% for Class C and 0.84% for Class R4.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Income Builder Enhanced Income Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)            -0.16%         +5.72%
 Class B (inception 2/16/06)            -0.93%         +4.88%
 Class C (inception 2/16/06)            -0.90%         +4.95%
 Class R4 (inception 2/16/06)           +0.15%         +5.90%

WITH SALES CHARGE
 Class A (inception 2/16/06)            -4.87%         +3.13%
 Class B (inception 2/16/06)            -5.62%         +2.91%
 Class C (inception 2/16/06)            -1.84%         +4.95%

AT DEC. 31, 2007
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)            +3.67%         +7.43%
 Class B (inception 2/16/06)            +2.90%         +6.64%
 Class C (inception 2/16/06)            +2.92%         +6.66%
 Class R4 (inception 2/16/06)           +4.00%         +7.67%

WITH SALES CHARGE
 Class A (inception 2/16/06)            -1.26%         +4.68%
 Class B (inception 2/16/06)            -1.97%         +4.60%
 Class C (inception 2/16/06)            +1.95%         +6.66%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                 TOTAL FUND      NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.41%             0.41%                   1.18%
 Class B                                                            1.16%             1.16%                   1.93%
 Class C                                                            1.16%             1.16%                   1.93%
 Class R4                                                           0.38%             0.33%                   1.10%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.21% for Class A, 1.96% for Class B, 1.96% for Class C and 1.13% for Class R4.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  11

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas, Colin Lundgren and Erol Sonderegger discuss the positioning and results for each RiverSource Income Builder Series fund for the period ended Jan. 31, 2008. Please note that effective Jan. 31, 2008, the fiscal year-end for RiverSource Income Builder Series funds changed from May 31 to Jan. 31. This annual report reflects that change.

Q: How did each RiverSource Income Builder Series fund perform for the fiscal period?

A: All three RiverSource Income Builder Series funds underperformed their respective blended benchmarks during the reporting period. All fund returns listed below are for Class A shares (excluding sales charge) for the fiscal period ended Jan. 31, 2008.

   - RiverSource Income Builder Basic Income Fund advanced 2.49%. The fund's blended benchmark, composed of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000(R) Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, returned 4.71% for the period.

   - RiverSource Income Builder Moderate Income Fund gained 1.01%. The fund's blended benchmark, composed of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000(R) Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, returned 4.92% for the period.

   - RiverSource Income Builder Enhanced Income Fund declined 0.16%. The fund's blended benchmark, composed of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000(R) Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, returned 5.02% for the period.

   The funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, rose 8.81%. The funds' domestic equity benchmark, the Russell 3000(R) Value Index, fell 6.20%, while the Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended Index, advanced 4.60%. Index returns are for the 12-month fiscal period ended Jan. 31, 2008.

   A SIGNIFICANT ALLOCATION TO EQUITIES IN EACH OF THE THREE RIVERSOURCE INCOME BUILDER SERIES FUNDS HURT PERFORMANCE, AS STOCKS SIGNIFICANTLY UNDERPERFORMED BONDS DURING THE PERIOD.


Q: What factors most significantly affected each fund's performance during the fiscal period?

A: Each of the three RiverSource Income Builder Series funds benefited from positions in several underlying funds that outperformed their respective benchmarks during the period. The strongest performers were RiverSource Dividend Opportunity Fund, RiverSource Disciplined International Equity Fund and RiverSource Emerging Markets Bond Fund. Also, within equities, sizable allocations to RiverSource Disciplined International Equity Fund and RiverSource Disciplined Equity Fund boosted performance and helped offset the detracting effect of the funds' overall weighting in equities, as both international stocks and large-cap core U.S. stocks outpaced the broader equity market.

   Within fixed income, allocations to Treasury Inflation-Protected Securities
   (TIPS) through RiverSource Inflation Protected Securities Fund, and to international bonds through RiverSource Global Bond Fund, were bright spots during the period, as both sectors outperformed the broader fixed income market for the fiscal period. Also, the use of a currency alpha strategy through RiverSource Absolute Return Currency and Income Fund contributed positively to the funds' results.

   Conversely, a significant allocation to equities in each of the three RiverSource Income Builder Series funds hurt performance, as stocks significantly underperformed bonds during the period. Within equities, an emphasis on value-oriented stocks detracted, as growth stocks outperformed for the period. Also, exposure to small-cap stocks hurt, as large-cap stocks materially outpaced their smaller counterparts for the fiscal period. The funds maintained an allocation to small-cap stocks that was approximately equal to that of their respective blended benchmark throughout the annual period, muting the impact of the funds' exposure to this segment of the equity market on their performance.

   Within fixed income, an emphasis on the higher-yielding sectors of the bond market detracted from results. In particular, allocations to RiverSource High Yield Bond Fund and RiverSource Floating Rate Fund hurt performance, as U.S. high yield corporate bonds and high yield bank loans each posted results that lagged the Lehman Brothers Aggregate Bond Index for the period. These riskier, more credit-sensitive sectors of the bond market suffered from a swift and severe reduction in

--------------------------------------------------------------------------------

 12 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

QUESTIONS & ANSWERS

   investor risk appetite, as liquidity and credit concerns spiked in July and continued to dominate for the rest of the period. Finally, as interest rates fell significantly during the period, a comparatively short duration stance through positioning in the underlying funds hurt the results of the Income Builder Series funds. Duration is a measure of the funds' sensitivity to changes in interest rates.

Q: What changes did you make to the funds' portfolios and how are they currently positioned?

A: We made gradual shifts in the funds' overall asset allocation over the fiscal period, resulting in modestly reduced allocations to both equities and lower-quality fixed income securities by the end of January. Proceeds were rotated into higher-quality bonds and cash. More specifically, on the equity side, we eliminated the funds' position in real estate investment trusts (REITs) through RiverSource Real Estate Fund by early November 2007. The REIT equity sector had fallen significantly by that point, but by fully exiting the position, we were able to avoid the impact of the sector's subsequent decline between November and January, when REITs fell an additional 15%.

   On the fixed income side, we decreased the Funds' exposure to high yield bonds through RiverSource High Yield Bond Fund. In RiverSource Income Builder Basic Income Fund, we also reduced exposure to high yield bank loans through RiverSource Floating Rate Fund. We correspondingly increased all three funds' exposure to high-quality international bonds and TIPS through RiverSource Global Bond Fund and RiverSource Inflation Protected Securities Fund, respectively. Both of these sectors provide somewhat of a balance to the funds' positioning in the lower-quality fixed income sectors. In our view, international bonds should continue to perform well if a U.S. economic slowdown leads to a broader cooling off of the global economy, and TIPS provide an attractive inflation hedge. We also increased each of the funds' allocations to the currency alpha strategy used in RiverSource Absolute Return Currency and Income Fund, gradually adding to this position on market dips. Though a lower-quality fixed income sector, we did modestly add to the funds' position in emerging markets bonds through RiverSource Emerging Markets Bond Fund.

   At the end of the period, each RiverSource Income Builder Series fund was positioned with a modest tilt away from bonds in favor of equities. Within equities, we maintained an emphasis on international stocks and U.S. large-cap stocks. We also favored core stocks and growth stocks over value stocks and maintained a neutral allocation to small-cap stocks.

   Within fixed income, we maintained the funds' significant exposure to the lower-quality sectors, though, as mentioned above, we had modestly reduced the funds' allocation to these sectors as the economic backdrop became less certain and data pointed to the difference in yields between these securities and those of Treasuries widening over the near term. Still, we held a position because despite the recent volatility that dramatically affected floating rate bank loans and high yield corporate bonds, we believe these securities continue to offer attractive yield compensation and represent good longer-term value. The funds also maintained their comparatively shorter duration stance through an emphasis on floating rate securities and mortgage securities.

   WITHIN EQUITIES, WE MAINTAINED AN EMPHASIS ON INTERNATIONAL STOCKS AND U.S. LARGE-CAP STOCKS.


Q: What are the funds' tactical views and strategies for the months ahead?

A: The three RiverSource Income Builder Series funds will continue to follow a quantitative discipline that seeks to generate a high level of income, capital growth and manage downside risk. Sector allocation changes are implemented monthly and may be due to changes in yields, valuations, price momentum and correlations to other asset classes. Each of the underlying funds is managed to generate competitive performance versus a benchmark as well as a peer group.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investment, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  13

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Basic Income Fund Class A shares (from 2/16/06 to 1/31/08)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

COMPARATIVE RESULTS

                                                        SINCE
Results at Jan. 31, 2008                  1 YEAR     INCEPTION(5)
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,759      $10,695
        Average annual total return         -2.41%       +3.51%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000       $10,881      $11,309
        Average annual total return         +8.81%       +6.63%
RUSSELL 3000 VALUE INDEX(2)
        Cumulative value of $10,000        $9,380      $11,086
        Average annual total return         -6.20%       +5.53%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000       $10,460      $10,934
        Average annual total return         +4.60%       +4.75%
BLENDED INDEX(4)
        Cumulative value of $10,000       $10,471      $11,249
        Average annual total return         +4.71%       +6.31%

Results for other share classes can be found on page 9.

--------------------------------------------------------------------------------

 14 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER BASIC INCOME FUND LINE GRAPH)

                                RIVERSOURCE
                              INCOME BUILDER
                             BASIC INCOME FUND    LEHMAN BROTHERS                          CITIGROUP 3-MONTH
                             CLASS A (INCLUDES    AGGREGATE BOND     RUSSELL 3000 VALUE   U.S. TREASURY BILL
                               SALES CHARGE)          INDEX(1)             INDEX(2)             INDEX(3)       BLENDED INDEX(4)
                             -----------------   ------------------   ------------------   ------------------   ----------------
2/16/2006                       $ 9,525             $10,000               $10,000               $10,000              $10,000
7/31/06                           9,728              10,028                10,407                10,195               10,140
1/31/07                          10,436              10,394                11,820                10,453               10,743
7/31/07                          10,557              10,587                11,756                10,711               10,893
1/31/08                          10,695              11,309                11,086                10,934               11,249

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4) The Income Builder Basic Income Fund Blended Index consists of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(5) Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  15

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Moderate Income Fund Class A shares (from 2/16/06 to 1/31/08)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

COMPARATIVE RESULTS

                                                        SINCE
Results at Jan. 31, 2008                  1 YEAR     INCEPTION(5)
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,624      $10,668
        Average annual total return         -3.76%       +3.38%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000       $10,881      $11,309
        Average annual total return         +8.81%       +6.63%
RUSSELL 3000 VALUE INDEX(2)
        Cumulative value of $10,000        $9,380      $11,086
        Average annual total return         -6.20%       +5.53%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000       $10,460      $10,934
        Average annual total return         +4.60%       +4.75%
BLENDED INDEX(4)
        Cumulative value of $10,000       $10,492      $11,269
        Average annual total return         +4.92%       +6.41%

Results for other share classes can be found on page 10.

--------------------------------------------------------------------------------

 16 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND LINE GRAPH)

                                RIVERSOURCE
                              INCOME BUILDER
                              MODERATE INCOME
                               FUND CLASS A       LEHMAN BROTHERS                          CITIGROUP 3-MONTH
                              (INCLUDES SALES      AGGREGATE BOND     RUSSELL 3000 VALUE   U.S. TREASURY BILL
                                  CHARGE)             INDEX(1)            INDEX(2)              INDEX(3)        BLENDED INDEX(4)
                             -----------------   ------------------   ------------------   ------------------   ----------------
2/16/2006                         $ 9,525              $10,000               $10,000               $10,000               $10,000
7/31/06                             9,755               10,028                10,407                10,195                10,132
1/31/07                            10,561               10,394                11,820                10,453                10,741
7/31/07                            10,658               10,587                11,756                10,711                10,887
1/31/08                            10,668               11,309                11,086                10,934                11,269

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4) The Income Builder Moderate Income Fund Blended Index consists of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(5) Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Enhanced Income Fund Class A shares (from 2/16/06 to 1/31/08)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

COMPARATIVE RESULTS

                                                        SINCE
Results at Jan. 31, 2008                  1 YEAR     INCEPTION(5)
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,522      $10,619
        Average annual total return         -4.78%       +3.13%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000       $10,881      $11,309
        Average annual total return         +8.81%       +6.63%
RUSSELL 3000 VALUE INDEX(2)
        Cumulative value of $10,000        $9,380      $11,086
        Average annual total return         -6.20%       +5.53%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000       $10,460      $10,934
        Average annual total return         +4.60%       +4.75%
BLENDED INDEX(4)
        Cumulative value of $10,000       $10,502      $12,028
        Average annual total return         +5.02%       +6.45%

Results for other share classes can be found on page 11.

--------------------------------------------------------------------------------

 18 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND LINE GRAPH)

                                RIVERSOURCE
                              INCOME BUILDER
                              ENHANCED INCOME
                               FUND CLASS A       LEHMAN BROTHERS                          CITIGROUP 3-MONTH
                              (INCLUDES SALES      AGGREGATE BOND     RUSSELL 3000 VALUE   U.S. TREASURY BILL
                                  CHARGE)            INDEX(1)              INDEX(2)             INDEX(3)        BLENDED INDEX(4)
                             -----------------   ------------------   ------------------   ------------------   ----------------
2/16/2006                       $ 9,525               $10,000               $10,000            $10,000              $10,000
7/31/06                           9,718                10,028                10,407             10,195               10,800
1/31/07                          10,627                10,394                11,820             10,453               11,452
7/31/07                          10,680                10,587                11,756             10,711               11,607
1/31/08                          10,619                11,309                11,086             10,934               12,028

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4) The Income Builder Enhanced Income Fund Blended Index consists of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(5) Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  19

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 20 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Income Builder Basic Income Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          AUG. 1, 2007          JAN. 31, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,013.10               $2.03                    $5.43
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.19               $2.04                    $5.46
 Class B
   Actual(d)                                 $1,000               $1,009.30               $5.87                    $9.27
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.36               $5.90                    $9.31
 Class C
   Actual(d)                                 $1,000               $1,009.30               $5.82                    $9.22
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.41               $5.85                    $9.26
 Class R4
   Actual(d)                                 $1,000               $1,020.70               $1.68                    $5.09
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.54               $1.68                    $5.10

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .40%                 .67%                   1.07%
 Class B                                                             1.16%                 .67%                   1.83%
 Class C                                                             1.15%                 .67%                   1.82%
 Class R4                                                             .33%                 .67%                   1.00%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2008, the actual expenses paid would have been $5.73 for Class A, $9.57 for Class B, $9.52 for Class C and $5.40 for Class R4; the hypothetical expenses paid would have been $5.76 for Class A, $9.62 for Class B, $9.57 for Class C and $5.41 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2008: +1.31% for Class A, +0.93% for Class B, +0.93% for Class C and +2.07% for Class R4.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  21

RiverSource Income Builder Moderate Income Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          AUG. 1, 2007          JAN. 31, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,000.90               $1.92                    $5.55
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.29               $1.94                    $5.61
 Class B
   Actual(d)                                 $1,000               $  997.10               $5.74                    $9.36
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.46               $5.80                    $9.47
 Class C
   Actual(d)                                 $1,000               $  997.10               $5.74                    $9.36
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.46               $5.80                    $9.47
 Class R4
   Actual(d)                                 $1,000               $1,002.80               $1.67                    $5.30
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.54               $1.68                    $5.36

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .38%                 .72%                   1.10%
 Class B                                                             1.14%                 .72%                   1.86%
 Class C                                                             1.14%                 .72%                   1.86%
 Class R4                                                             .33%                 .72%                   1.05%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.77% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2008, the actual expenses paid would have been $5.80 for Class A, $9.61 for Class B, $9.61 for Class C and $5.55 for Class R4; the hypothetical expenses paid would have been $5.86 for Class A, $9.72 for Class B, $9.72 for Class C and $5.61 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2008: +0.09% for Class A, -0.29% for Class B, -0.29% for Class C and +0.28% for Class R4.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Income Builder Enhanced Income Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          AUG. 1, 2007          JAN. 31, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $  993.40               $2.06                    $5.98
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.14               $2.09                    $6.07
 Class B
   Actual(d)                                 $1,000               $  989.50               $5.87                    $9.78
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.31               $5.96                    $9.93
 Class C
   Actual(d)                                 $1,000               $  989.60               $5.87                    $9.78
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.31               $5.96                    $9.93
 Class R4
   Actual(d)                                 $1,000               $  996.00               $1.66                    $5.58
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.54               $1.68                    $5.66

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .41%                 .78%                   1.19%
 Class B                                                             1.17%                 .78%                   1.95%
 Class C                                                             1.17%                 .78%                   1.95%
 Class R4                                                             .33%                 .78%                   1.11%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.81% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2008, the actual expenses paid would have been $6.13 for Class A, $9.93 for Class B, $9.93 for Class C and $5.74 for Class R4; the hypothetical expenses paid would have been $6.22 for Class A, $10.08 for Class B, $10.08 for Class C and $5.81 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2008: -0.57% for Class A, -1.05% for Class B, -0.95% for Class C and -0.40% for Class R4.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  23

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Basic Income Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (63.5%)(b)
                                                  SHARES                    VALUE(A)
FLOATING RATE (7.0%)
RiverSource Floating Rate Fund                     2,393,093             $21,968,591
------------------------------------------------------------------------------------

GLOBAL BOND (7.5%)
RiverSource Global Bond Fund                       3,415,135              23,701,037
------------------------------------------------------------------------------------

HIGH YIELD (5.7%)
RiverSource High Yield Bond Fund                   6,555,279              17,764,806
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.9%)
RiverSource Inflation Protected Securities
 Fund                                              1,765,943              18,577,721
------------------------------------------------------------------------------------

INTERNATIONAL (7.2%)
RiverSource Emerging Markets Bond Fund             2,215,556              22,731,607
------------------------------------------------------------------------------------

INVESTMENT GRADE (30.2%)
RiverSource Diversified Bond Fund                  1,901,780               9,318,722
RiverSource U.S. Government Mortgage Fund         16,825,655              85,642,581
                                                                     ---------------
Total                                                                     94,961,303
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $199,591,431)                                                    $199,705,065
------------------------------------------------------------------------------------

EQUITY FUNDS (25.8%)(b)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (9.5%)
RiverSource Dividend Opportunity Fund              3,403,798             $29,749,196
------------------------------------------------------------------------------------

INTERNATIONAL (4.3%)
RiverSource Disciplined International Equity
 Fund                                              1,270,258              13,439,327
------------------------------------------------------------------------------------

U.S. LARGE CAP (9.4%)
RiverSource Disciplined Equity Fund                4,564,601              29,669,909
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.6%)
RiverSource Disciplined Small Cap Value Fund         959,820               8,321,641
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $85,504,139)                                                      $81,180,073
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.0%)(b)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       1,247,593             $12,426,027
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $12,917,445)                                                      $12,426,027
------------------------------------------------------------------------------------

CASH EQUIVALENTS (6.6%)(b)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  20,720,737             $20,720,737
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $20,720,737)                                                      $20,720,737
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $318,733,752)(c)                                                 $314,031,902
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $318,786,099 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $3,385,584
Unrealized depreciation                                               (8,139,781)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(4,754,197)
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Moderate Income Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (62.9%)(b)
                                                  SHARES                    VALUE(A)
FLOATING RATE (17.0%)
RiverSource Floating Rate Fund                    11,822,466            $108,530,243
------------------------------------------------------------------------------------

GLOBAL BOND (7.7%)
RiverSource Global Bond Fund                       7,063,826              49,022,953
------------------------------------------------------------------------------------

HIGH YIELD (4.9%)
RiverSource High Yield Bond Fund                  11,636,949              31,536,132
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.8%)
RiverSource Inflation Protected Securities
 Fund                                              2,937,695              30,904,548
------------------------------------------------------------------------------------

INTERNATIONAL (10.1%)
RiverSource Emerging Markets Bond Fund             6,325,481              64,899,435
------------------------------------------------------------------------------------

INVESTMENT GRADE (18.4%)
RiverSource Diversified Bond Fund                  1,012,073               4,959,156
RiverSource U.S. Government Mortgage Fund         22,119,891             112,590,245
                                                                     ---------------
Total                                                                    117,549,401
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $409,985,970)                                                    $402,442,712
------------------------------------------------------------------------------------

EQUITY FUNDS (31.9%)(b)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (14.6%)
RiverSource Dividend Opportunity Fund             10,713,257             $93,633,864
------------------------------------------------------------------------------------

INTERNATIONAL (6.0%)
RiverSource Disciplined International Equity
 Fund                                              3,639,023              38,500,865
------------------------------------------------------------------------------------

U.S. LARGE CAP (9.8%)
RiverSource Disciplined Equity Fund                9,606,299              62,440,942
------------------------------------------------------------------------------------

U.S. SMALL CAP (1.5%)
RiverSource Disciplined Small Cap Value Fund       1,104,573               9,576,647
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $213,636,521)                                                    $204,152,318
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.1%)(b)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       2,602,881             $25,924,692
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $26,731,608)                                                      $25,924,692
------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.0%)(b)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                   6,360,103              $6,360,103
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $6,360,103)                                                        $6,360,103
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $656,714,202)(c)                                                 $638,879,825
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $656,850,911 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $4,361,875
Unrealized depreciation                                               (22,332,961)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(17,971,086)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  25

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Enhanced Income Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (62.7%)(b)
                                                  SHARES                    VALUE(A)
FLOATING RATE (19.8%)
RiverSource Floating Rate Fund                     7,339,221             $67,374,046
------------------------------------------------------------------------------------

GLOBAL BOND (7.4%)
RiverSource Global Bond Fund                       3,618,351              25,111,357
------------------------------------------------------------------------------------

HIGH YIELD (9.9%)
RiverSource High Yield Bond Fund                  12,319,615              33,386,157
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.6%)
RiverSource Inflation Protected Securities
 Fund                                              1,175,566              12,366,955
------------------------------------------------------------------------------------

INTERNATIONAL (15.5%)
RiverSource Emerging Markets Bond Fund             5,111,362              52,442,578
------------------------------------------------------------------------------------

INVESTMENT GRADE (6.5%)
RiverSource Diversified Bond Fund                    487,052               2,386,557
RiverSource U.S. Government Mortgage Fund          3,842,664              19,559,161
                                                                     ---------------
Total                                                                     21,945,718
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $220,513,013)                                                    $212,626,811
------------------------------------------------------------------------------------

EQUITY FUNDS (29.8%)(b)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (13.7%)
RiverSource Dividend Opportunity Fund              5,359,193             $46,839,349
------------------------------------------------------------------------------------

INTERNATIONAL (8.2%)
RiverSource Disciplined International Equity
 Fund                                              2,614,509              27,661,502
------------------------------------------------------------------------------------

U.S. LARGE CAP (5.8%)
RiverSource Disciplined Equity Fund                3,003,761              19,524,449
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.1%)
RiverSource Disciplined Small Cap Value Fund         814,839               7,064,651
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $104,709,295)                                                    $101,089,951
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.1%)(b)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       1,387,619             $13,820,684
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $14,091,448)                                                      $13,820,684
------------------------------------------------------------------------------------

CASH EQUIVALENTS (3.2%)(b)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  10,818,969             $10,818,969
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $10,818,969)                                                      $10,818,969
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $350,132,725)(c)                                                 $338,356,415
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $350,432,448 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $1,335,186
Unrealized depreciation                                               (13,411,219)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(12,076,033)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                               RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                                              INCOME BUILDER         INCOME BUILDER          INCOME BUILDER
                                                               BASIC INCOME          MODERATE INCOME         ENHANCED INCOME
JAN. 31, 2008                                                      FUND                   FUND                    FUND
ASSETS
Investments in affiliated funds, at value (identified cost
   $318,733,752, $656,714,202 and $350,132,725,
   respectively)                                               $314,031,902           $638,879,825            $338,356,415
Capital shares receivable                                           630,990              1,266,156                 540,600
Dividends receivable                                                 73,323                139,879                  78,567
Receivable for investments sold                                   2,537,032             10,242,374               9,937,919
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                    317,273,247            650,528,234             348,913,501
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                              454,522              1,538,033                 484,451
Payable for investments purchased                                 2,500,000              9,100,000               9,500,000
Accrued distribution fee                                              3,232                  6,278                   3,324
Accrued transfer agency fee                                             665                  1,459                     806
Accrued administration services fee                                     171                    348                     185
Other accrued expenses                                               49,003                 70,314                  52,788
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,007,593             10,716,432              10,041,554
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $314,265,654           $639,811,802            $338,871,947
============================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                $    306,206           $    626,774            $    337,092
Additional paid-in capital                                      318,713,645            657,156,114             351,481,379
Accumulated net realized gain (loss)                                (52,347)              (136,709)             (1,170,214)
Unrealized appreciation (depreciation) on affiliated
   investments                                                   (4,701,850)           (17,834,377)            (11,776,310)
----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                               $314,265,654           $639,811,802            $338,871,947
============================================================================================================================

Net assets applicable to outstanding shares:   Class A                  $260,429,297           $545,269,841
                                               Class B                  $ 42,117,652           $ 73,301,557
                                               Class C                  $ 11,684,994           $ 21,218,944
                                               Class R4                 $     33,711           $     21,460
Outstanding shares of capital stock:           Class A shares             25,367,943             53,399,353
                                               Class B shares              4,110,203              7,195,090
                                               Class C shares              1,139,130              2,080,819
                                               Class R4 shares                 3,280                  2,099
Net asset value per share:                     Class A(1)               $      10.27           $      10.21
                                               Class B                  $      10.25           $      10.19
                                               Class C                  $      10.26           $      10.20
                                               Class R4                 $      10.28           $      10.22
-------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding shares:    $289,093,384
                                                $ 36,666,708
                                                $ 13,056,618
                                                $     55,237
Outstanding shares of capital stock:              28,752,778
                                                   3,651,072
                                                   1,299,870
                                                       5,493
Net asset value per share:                      $      10.05
                                                $      10.04
                                                $      10.04
                                                $      10.06
------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund is $10.78, $10.72 and $10.55, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  27

STATEMENTS OF OPERATIONS

                                                                   RIVERSOURCE INCOME BUILDER
                                                                        BASIC INCOME FUND
                                                                PERIOD ENDED            YEAR ENDED
                                                              JAN. 31, 2008(A)         MAY 31, 2007
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds         $  8,856,693           $ 5,736,778
---------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                           395,078               266,605
   Class B                                                           253,523               179,793
   Class C                                                            67,715                36,091
Transfer agency fee
   Class A                                                           114,260                71,004
   Class B                                                            19,567                13,087
   Class C                                                             5,051                 2,514
   Class R4                                                               26                    73
Service fee -- Class R4                                                   --                    62
Administrative services fees                                          38,041                25,671
Plan administration services fee -- Class R4                             129                   184
Custodian fees                                                         1,068                   759
Printing and postage                                                  21,180                 6,234
Registration fees                                                     62,255               128,210
Professional fees                                                     19,110                16,500
Other                                                                    368                 6,992
---------------------------------------------------------------------------------------------------
Total expenses                                                       997,371               753,779
   Expenses waived/reimbursed by the Investment Manager and
     its affiliates                                                     (150)              (12,724)
---------------------------------------------------------------------------------------------------
                                                                     997,221               741,055
   Earnings credits on cash balances                                    (195)                   --
---------------------------------------------------------------------------------------------------
Total net expenses                                                   997,026               741,055
---------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    7,859,667             4,995,723
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                             (115,700)              745,270
   Capital gain distributions from underlying affiliated
     funds                                                         2,555,422             1,180,060
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            2,439,722             1,925,330
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (12,864,302)            8,303,647
---------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (10,424,580)           10,228,977
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (2,564,913)          $15,224,700
===================================================================================================

(a)  For the period from June 1, 2007 to Jan. 31, 2008. (Note 10)

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 28 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

                                                                   RIVERSOURCE INCOME BUILDER
                                                                      MODERATE INCOME FUND
                                                                PERIOD ENDED            YEAR ENDED
                                                              JAN. 31, 2008(A)         MAY 31, 2007
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds         $ 20,068,681           $13,607,760
---------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                           875,976               620,930
   Class B                                                           478,229               371,546
   Class C                                                           129,187                72,544
Transfer agency fee
   Class A                                                           275,510               187,698
   Class B                                                            40,115                30,253
   Class C                                                            10,526                 5,802
   Class R4                                                                7                    11
Service fee -- Class R4                                                   --                    12
Administrative services fees                                          82,229                58,560
Plan administration services fee -- Class R4                              37                    17
Custodian fees                                                           585                   775
Printing and postage                                                  40,515                22,700
Registration fees                                                     69,650               154,474
Professional fees                                                     18,350                16,500
Other                                                                    492                 7,969
---------------------------------------------------------------------------------------------------
Total expenses                                                     2,021,408             1,549,791
   Expenses waived/reimbursed by the Investment Manager and
     its affiliates                                                      (39)                   (8)
---------------------------------------------------------------------------------------------------
                                                                   2,021,369             1,549,783
   Earnings credits on cash balances                                    (491)                   --
---------------------------------------------------------------------------------------------------
Total net expenses                                                 2,020,878             1,549,783
---------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   18,047,803            12,057,977
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                           (1,011,432)            1,758,074
   Capital gain distributions from underlying affiliated
     funds                                                         5,608,819             2,689,433
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            4,597,387             4,447,507
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (41,636,292)           24,381,476
---------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (37,038,905)           28,828,983
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(18,991,102)          $40,886,960
===================================================================================================

(a)  For the period from June 1, 2007 to Jan. 31, 2008. (Note 10)

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  29

                                                                   RIVERSOURCE INCOME BUILDER
                                                                      ENHANCED INCOME FUND
                                                                PERIOD ENDED            YEAR ENDED
                                                              JAN. 31, 2008(A)         MAY 31, 2007
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds         $ 12,242,776           $ 9,172,700
---------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                           489,209               388,750
   Class B                                                           252,693               241,288
   Class C                                                            82,441                61,000
Transfer agency fee
   Class A                                                           158,010               117,917
   Class B                                                            21,731                19,619
   Class C                                                             6,900                 4,886
   Class R4                                                               20                    20
Service fee -- Class R4                                                   --                    18
Administrative services fees                                          45,848                37,153
Plan administration services fee -- Class R4                             103                    43
Custodian fees                                                         1,024                   567
Printing and postage                                                  29,381                11,332
Registration fees                                                     88,835               120,428
Professional fees                                                     15,180                16,500
Other                                                                    475                 4,478
---------------------------------------------------------------------------------------------------
Total expenses                                                     1,191,850             1,023,999
   Expenses waived/reimbursed by the Investment Manager and
     its affiliates                                                     (107)                  (23)
---------------------------------------------------------------------------------------------------
                                                                   1,191,743             1,023,976
   Earnings credits on cash balances                                    (242)                   --
---------------------------------------------------------------------------------------------------
Total net expenses                                                 1,191,501             1,023,976
---------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   11,051,275             8,148,724
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                           (1,588,393)            2,214,506
   Capital gain distributions from underlying affiliated
     funds                                                         2,680,679             1,367,518
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            1,092,286             3,582,024
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (28,630,052)           17,435,810
---------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (27,537,766)           21,017,834
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(16,486,491)          $29,166,558
===================================================================================================

(a)  For the period from June 1, 2007 to Jan. 31, 2008. (Note 10)

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       RIVERSOURCE
                                                                            INCOME BUILDER BASIC INCOME FUND
                                                                PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                                              JAN. 31, 2008(A)         MAY 31, 2007         MAY 31, 2006(B)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $  7,859,667           $  4,995,723           $    94,859
Net realized gain (loss) on investments                            2,439,722              1,925,330                (1,181)
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (12,864,302)             8,303,647              (141,672)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     (2,564,913)            15,224,700               (47,994)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                                     (7,621,913)            (4,704,031)              (76,415)
      Class B                                                     (1,028,182)              (661,655)              (16,399)
      Class C                                                       (277,845)              (134,563)               (2,469)
      Class R4                                                        (2,564)                (6,530)                 (266)
Net realized gain
      Class A                                                     (2,333,475)               (37,577)                   --
      Class B                                                       (370,837)                (6,423)                   --
      Class C                                                       (102,173)                (1,275)                   --
      Class R4                                                          (308)                   (58)                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (11,737,297)            (5,552,112)              (95,549)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                                108,249,588            183,856,568            19,465,304
   Class B shares                                                 20,948,253             31,758,854             4,864,449
   Class C shares                                                  5,116,856              7,471,559               689,934
   Class R4 shares                                                        --                173,969                35,000
Reinvestment of distributions at net asset value
   Class A shares                                                  9,163,939              4,277,858                65,275
   Class B shares                                                  1,280,606                627,552                14,755
   Class C shares                                                    316,036                113,576                 2,176
   Class R4 shares                                                     2,361                  6,124                   163
Payments for redemptions
   Class A shares                                                (42,539,784)           (17,946,648)             (247,683)
   Class B shares                                                (11,621,604)            (5,113,877)             (106,089)
   Class C shares                                                 (1,319,827)              (465,200)                  (19)
   Class R4 shares                                                   (72,900)              (128,787)                   --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                   89,523,524            204,631,548            24,783,265
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           75,221,314            214,304,136            24,639,722
Net assets at beginning of period                                239,044,340             24,740,204               100,482(c)
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $314,265,654           $239,044,340           $24,740,204
===========================================================================================================================
Undistributed net investment income                             $         --           $     31,324           $     6,262
---------------------------------------------------------------------------------------------------------------------------

(a)  For the period from June 1, 2007 to Jan. 31, 2008. (Note 10)
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $482 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  31

                                                                                       RIVERSOURCE
                                                                           INCOME BUILDER MODERATE INCOME FUND
                                                                PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                                              JAN. 31, 2008(A)         MAY 31, 2007         MAY 31, 2006(B)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $ 18,047,803           $ 12,057,977           $   241,817
Net realized gain (loss) on investments                            4,597,387              4,447,507                    --
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (41,636,292)            24,381,476              (580,209)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    (18,991,102)            40,886,960              (338,392)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                                    (17,754,835)           (11,538,368)             (206,945)
      Class B                                                     (2,059,390)            (1,445,188)              (31,620)
      Class C                                                       (566,587)              (283,067)               (4,851)
      Class R4                                                          (783)                  (740)                 (207)
Net realized gain
      Class A                                                     (4,717,406)               (96,904)                   --
      Class B                                                       (637,741)               (14,179)                   --
      Class C                                                       (180,014)                (2,705)                   --
      Class R4                                                          (188)                    (4)                   --
Tax return of capital
      Class A                                                       (756,070)                    --                    --
      Class B                                                        (88,758)                    --                    --
      Class C                                                        (24,473)                    --                    --
      Class R4                                                           (33)                    --                    --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (26,786,278)           (13,381,155)             (243,623)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                                190,882,788            405,161,074            57,688,458
   Class B shares                                                 27,762,389             62,874,133            10,479,846
   Class C shares                                                  9,297,031             13,375,001             1,921,240
   Class R4 shares                                                     2,677                 58,537                50,025
Reinvestment of distributions at net asset value
   Class A shares                                                 21,188,455             10,469,811               182,337
   Class B shares                                                  2,572,304              1,345,946                29,187
   Class C shares                                                    632,871                230,767                 3,935
   Class R4 shares                                                       519                    258                    98
Payments for redemptions
   Class A shares                                                (86,244,919)           (37,221,790)             (720,800)
   Class B shares                                                (20,759,742)            (8,947,264)             (192,367)
   Class C shares                                                 (2,591,126)              (860,076)               (5,211)
   Class R4 shares                                                        --                (81,653)              (20,000)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  142,743,247            446,404,744            69,416,748
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           96,965,867            473,910,549            68,834,733
Net assets at beginning of period                                542,845,935             68,935,386               100,653(c)
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $639,811,802           $542,845,935           $68,935,386
===========================================================================================================================
Undistributed net investment income                             $         --           $     38,463           $    10,733
---------------------------------------------------------------------------------------------------------------------------

(a)  For the period from June 1, 2007 to Jan. 31, 2008. (Note 10)
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operation of $653 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 32 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

                                                                                       RIVERSOURCE
                                                                           INCOME BUILDER ENHANCED INCOME FUND
                                                                PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                                              JAN. 31, 2008(A)         MAY 31, 2007         MAY 31, 2006(B)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $ 11,051,275           $  8,148,724           $   233,928
Net realized gain (loss) on investments                            1,092,286              3,582,024              (582,671)
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (28,630,052)            17,435,810                    --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    (16,486,491)            29,166,558              (348,743)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                                    (10,796,758)            (7,504,790)             (194,160)
      Class B                                                     (1,194,841)              (983,690)              (34,517)
      Class C                                                       (398,867)              (247,532)               (6,772)
      Class R4                                                        (2,392)                (1,678)                 (191)
Net realized gain
      Class A                                                     (3,204,892)              (147,447)                   --
      Class B                                                       (402,562)               (23,066)                   --
      Class C                                                       (139,974)                (5,595)                   --
      Class R4                                                          (696)                   (30)                   --
Tax return of capital
      Class A                                                       (715,333)                    --                    --
      Class B                                                        (79,162)                    --                    --
      Class C                                                        (26,427)                    --                    --
      Class R4                                                          (159)                    --                    --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (16,962,063)            (8,913,828)             (235,640)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                                 99,646,966            219,075,982            50,658,429
   Class B shares                                                 12,244,678             32,082,197             9,771,252
   Class C shares                                                  4,706,931              8,505,388             2,089,812
   Class R4 shares                                                    41,300                  1,881                22,500
Reinvestment of distributions at net asset value
   Class A shares                                                 13,089,182              6,669,701               165,641
   Class B shares                                                  1,483,245                876,697                29,969
   Class C shares                                                    473,372                207,039                 5,240
   Class R4 shares                                                     2,703                  1,193                    74
Payments for redemptions
   Class A shares                                                (61,569,464)           (25,861,840)             (788,395)
   Class B shares                                                (12,173,574)            (6,377,708)             (134,406)
   Class C shares                                                 (1,636,000)              (735,578)               (1,411)
   Class R4 shares                                                   (21,462)                    --                    --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                   56,287,877            234,444,952            61,818,705
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           22,839,323            254,697,682            61,234,322
Net assets at beginning of period                                316,032,624             61,334,942               100,620(c)
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $338,871,947           $316,032,624           $61,334,942
===========================================================================================================================
Undistributed net investment income                             $         --           $     43,463           $    10,073
---------------------------------------------------------------------------------------------------------------------------

(a)  For the period from June 1, 2007 to Jan. 31, 2008. (Note 10)
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operation of $620 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. For each Fund, on Feb. 9, 2006, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, invested $100,000 (7,000 shares for Class A; 1,000 shares for Class B; Class C and Class R4, respectively), which represented the initial capital for each class at $10 per share. On or about Aug. 31, 2007, Ameriprise Financial transferred its ownership interest in invested initial capital in each Fund to the Investment Manager. Shares of each Fund were first offered to the public on Feb. 16, 2006.

The primary objective of each Fund is as follows:

RiverSource Income Builder Basic Income Fund is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Moderate Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Enhanced Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to RiverSource Income Builder Basic Income Fund and RiverSource Income Builder Moderate Income Fund.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------

 34 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds have adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which are effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds and losses due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                              RIVERSOURCE           RIVERSOURCE             RIVERSOURCE
                                                            INCOME BUILDER         INCOME BUILDER          INCOME BUILDER
                                                           BASIC INCOME FUND    MODERATE INCOME FUND    ENHANCED INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                          $(1,027,957)          $(2,295,329)            $(1,297,900)
Undistributed net investment income                             1,039,513             2,295,329               1,298,120
----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)               $    11,556           $        --             $       220
----------------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the periods indicated is as follows:

                                                                  PERIOD ENDED       YEAR ENDED      PERIOD ENDED
                                                                JAN. 31, 2008(A)    MAY 31, 2007    MAY 31, 2006(B)
-------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................      $ 8,234,010       $ 4,741,608        $ 76,415
      Long-term capital gain................................        1,721,378                --              --
CLASS B
Distributions paid from:
      Ordinary income.......................................        1,125,459           668,078          16,399
      Long-term capital gain................................          273,560                --              --
CLASS C
Distributions paid from:
      Ordinary income.......................................          304,647           135,838           2,469
      Long-term capital gain................................           75,371                --              --
CLASS R4
Distributions paid from:
      Ordinary income.......................................            2,645             6,588             266
      Long-term capital gain................................              227                --              --

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  35

                                                                  PERIOD ENDED       YEAR ENDED      PERIOD ENDED
                                                                JAN. 31, 2008(A)    MAY 31, 2007    MAY 31, 2006(B)
-------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................      $18,980,323       $11,635,272        $206,945
      Long-term capital gain................................        3,491,918                --              --
      Tax return of capital.................................          756,070                --              --
CLASS B
Distributions paid from:
      Ordinary income.......................................        2,224,966         1,459,367          31,620
      Long-term capital gain................................          472,165                --              --
      Tax return of capital.................................           88,758                --              --
CLASS C
Distributions paid from:
      Ordinary income.......................................          613,347           285,772           4,851
      Long-term capital gain................................          133,254                --              --
      Tax return of capital.................................           24,473                --              --
CLASS R4
Distributions paid from:
      Ordinary income.......................................              832               744             207
      Long-term capital gain................................              139                --              --
      Tax return of capital.................................               33                --              --
RiverSource Income Builder Enhanced Income Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................       12,195,858         7,652,237         194,160
      Long-term capital gain................................        1,805,792                --              --
      Tax return of capital.................................          715,333                --              --
CLASS B
Distributions paid from:
      Ordinary income.......................................        1,370,594         1,006,756          34,517
      Long-term capital gain................................          226,809                --              --
      Tax return of capital.................................           79,162                --              --
CLASS C
Distributions paid from:
      Ordinary income.......................................          459,977           253,127           6,772
      Long-term capital gain................................           78,864                --              --
      Tax return of capital.................................           26,427                --              --
CLASS R4
Distributions paid from:
      Ordinary income.......................................            2,696             1,708             191
      Long-term capital gain................................              392                --              --
      Tax return of capital.................................              159                --              --

(a)  For the period from June 1, 2007 to Jan. 31, 2008.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

At Jan. 31, 2008, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                               UNDISTRIBUTED    UNDISTRIBUTED                        UNREALIZED
                                                                 ORDINARY        ACCUMULATED       ACCUMULATED      APPRECIATION
FUND                                                              INCOME        LONG-TERM GAIN    REALIZED LOSS    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund...............     $       --        $       --        $       --      $ (4,754,197)
RiverSource Income Builder Moderate Income Fund............             --                --                --       (17,971,086)
RiverSource Income Builder Enhanced Income Fund............             --                --          (870,491)      (12,076,033)

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and

--------------------------------------------------------------------------------

 36 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Feb.1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to each Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for periods indicated are as follows:

                                                                 PERIOD ENDED JAN. 31, 2008(a)
FUND                                                             CLASS A      CLASS B    CLASS C
------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                    $  661,753    $21,857    $4,977
RiverSource Income Builder Moderate Income Fund                  1,239,150     33,020     7,511
RiverSource Income Builder Enhanced Income Fund                    785,824     40,912     5,245

(a)  For the period from June 1, 2007 to Jan. 31, 2008.

                                                                    YEAR ENDED MAY 31, 2007
FUND                                                             CLASS A      CLASS B    CLASS C
------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                    $1,140,702    $11,561    $3,185
RiverSource Income Builder Moderate Income Fund                  2,931,730     19,985     4,223
RiverSource Income Builder Enhanced Income Fund                  1,657,682     18,577     2,659

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT 37 underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the period from June 1, 2007 to Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                      0.08%
RiverSource Income Builder Moderate Income Fund                   0.08
RiverSource Income Builder Enhanced Income Fund                   0.12

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                      $21
RiverSource Income Builder Moderate Income Fund                     3
RiverSource Income Builder Enhanced Income Fund                    20

Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                      $129
RiverSource Income Builder Moderate Income Fund                     36
RiverSource Income Builder Enhanced Income Fund                     87

For the year ended May 31, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were as follows:

FUND                                                            CLASS A     CLASS B     CLASS C     CLASS R4
------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                        0.45%       1.21%       1.20%     0.29%
RiverSource Income Builder Moderate Income Fund                       --          --          --      0.29
RiverSource Income Builder Enhanced Income Fund                       --          --          --      0.29

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were as follows:

FUND                                                            CLASS A    CLASS B    CLASS C    CLASS R4
---------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                    $9,791     $2,299      $405        $129
RiverSource Income Builder Moderate Income Fund                     --         --        --           8
RiverSource Income Builder Enhanced Income Fund                     --         --        --          23

Administrative services fees and other Fund level expenses waived for RiverSource Income Builder Basic Income Fund were $100.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses, such that net direct expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4 of each Fund's average daily net assets until Jan. 31, 2009 unless sooner terminated at the discretion of the Board.

For the period from June 1, 2007 to Jan. 31, 2008, each Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                     $195
RiverSource Income Builder Moderate Income Fund                   491
RiverSource Income Builder Enhanced Income Fund                   242

Each Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

--------------------------------------------------------------------------------

 38 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

For the period from June 1, 2007 to Jan. 31, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                  PURCHASES            PROCEEDS
-----------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                         $141,500,555         $53,672,718
RiverSource Income Builder Moderate Income Fund                       257,234,098         118,695,395
RiverSource Income Builder Enhanced Income Fund                       134,929,946          82,697,931

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

RiverSource Income Builder Basic Income Fund

                                                                              PERIOD ENDED JAN. 31, 2008(a)
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                 10,226,133          874,238          (4,038,942)           7,061,429
Class B                                                  1,986,573          122,432          (1,097,463)           1,011,542
Class C                                                    484,448           30,187            (125,781)             388,854
Class R4                                                        --              223              (6,811)              (6,588)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED MAY 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                 17,675,545          407,731          (1,704,156)          16,379,120
Class B                                                  3,051,926           59,960            (489,695)           2,622,191
Class C                                                    713,917           10,820             (44,411)             680,326
Class R4                                                    17,057              587             (12,271)               5,373
---------------------------------------------------------------------------------------------------------------------------------

                                                                              PERIOD ENDED MAY 31, 2006(b)
                                                                          ISSUED FOR
                                                                          REINVESTED                                NET
                                                            SOLD         DISTRIBUTIONS       REDEEMED       INCREASE (DECREASE)
-------------------------------------------------------------------------------------------------------------------------------
Class A                                                   1,938,512          6,517           (24,635)            1,920,394
Class B                                                    484,572           1,474           (10,576)              475,470
Class C                                                     68,735             217                (2)               68,950
Class R4                                                     3,479              16                --                 3,495
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  39

RiverSource Income Builder Moderate Income Fund

                                                                              PERIOD ENDED JAN. 31, 2008(a)
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                 17,814,698         2,007,517         (8,138,039)          11,684,176
Class B                                                  2,598,121           244,323         (1,939,085)             903,359
Class C                                                    867,576            60,067           (243,506)             684,137
Class R4                                                       244                49                 --                  293
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED MAY 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                 38,530,389          986,430          (3,487,818)          36,029,001
Class B                                                  5,990,163          127,231            (853,957)           5,263,437
Class C                                                  1,263,283           21,737             (80,210)           1,204,810
Class R4                                                     5,880               25              (8,066)              (2,161)
---------------------------------------------------------------------------------------------------------------------------------

                                                                              PERIOD ENDED MAY 31, 2006(b)
                                                                          ISSUED FOR
                                                                          REINVESTED                                NET
                                                           SOLD          DISTRIBUTIONS       REDEEMED       INCREASE (DECREASE)
-------------------------------------------------------------------------------------------------------------------------------
Class A                                                  5,732,529          18,198           (71,551)            5,679,176
Class B                                                  1,043,675           2,915           (19,296)            1,027,294
Class C                                                    190,992             393              (513)              190,872
Class R4                                                     4,965              10            (2,008)                2,967
-------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund

                                                                              PERIOD ENDED JAN. 31, 2008(a)
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                  9,298,829         1,248,704         (5,842,332)           4,705,201
Class B                                                  1,143,952           141,694         (1,137,244)             148,402
Class C                                                    441,085            45,256           (155,560)             330,781
Class R4                                                     3,802               258             (2,091)               1,969
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED MAY 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                 20,861,872          628,525          (2,424,619)          19,065,778
Class B                                                  3,062,356           82,864            (604,908)           2,540,312
Class C                                                    809,755           19,528             (69,308)             759,975
Class R4                                                       173              113                  --                  286
---------------------------------------------------------------------------------------------------------------------------------

                                                                              PERIOD ENDED MAY 31, 2006(b)
                                                                          ISSUED FOR
                                                                          REINVESTED                                NET
                                                           SOLD          DISTRIBUTIONS       REDEEMED       INCREASE (DECREASE)
-------------------------------------------------------------------------------------------------------------------------------
Class A                                                  5,036,375          16,546           (78,122)            4,974,799
Class B                                                    971,755           2,994           (13,391)              961,358
Class C                                                    207,731             523              (140)              208,114
Class R4                                                     2,231               7                --                 2,238
-------------------------------------------------------------------------------------------------------------------------------

(a)  For the period from June 1, 2007 to Jan. 31, 2008.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

--------------------------------------------------------------------------------

 40 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of the borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Each Fund had no borrowings during the period ended Jan. 31, 2008.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2008, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RiverSource Income Builder Basic Income Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                            21.88%
RiverSource U.S. Government Mortgage Fund                               21.01%
RiverSource Emerging Markets Bond Fund                                  13.95%

RiverSource Income Builder Moderate Income Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                                  39.62%
RiverSource U.S. Government Mortgage Fund                               27.63%
RiverSource Disciplined Small Cap Value Fund                            25.20%
RiverSource Floating Rate Fund                                          19.50%
RiverSource Absolute Return Currency and Income Fund                     8.35%
RiverSource Global Bond Fund                                             7.30%
RiverSource Disciplined International Equity Fund                        6.08%
RiverSource Inflation Protected Securities Fund                          5.52%

RiverSource Income Builder Enhanced Income Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                                  30.80%
RiverSource Disciplined Small Cap Value Fund                            18.59%
RiverSource Floating Rate Fund                                          12.10%

7. CONCENTRATION OF RISK

DIVERSIFICATION RISK

Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, each Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

8. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between November 1 and their fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Jan. 31, 2008, RiverSource Income Builder Enhanced Income Fund had a post-October loss of $870,491 that is treated for income tax purposes as occurring on Feb. 1, 2008.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  41

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

10. CHANGE OF FUNDS' FISCAL YEAR

Effective Jan. 31, 2008, each Fund changed its fiscal year end from May 31 to Jan. 31.

--------------------------------------------------------------------------------

 42 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Income Builder Basic Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $10.79          $9.98         $10.05
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .30(d)         .42            .10
Net gains (losses) (both
 realized and unrealized)            (.39)            .84           (.07)
------------------------------------------------------------------------
Total from investment operations     (.09)           1.26            .03
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              (.36)           (.45)          (.10)
Distributions from realized
 gains                               (.07)             --             --
------------------------------------------------------------------------
Total distributions                  (.43)           (.45)          (.10)
------------------------------------------------------------------------
Net asset value, end of period      $10.27         $10.79          $9.98
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $260           $197            $19
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)          .40%(g)        .46%          3.62%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)      .40%(g)        .45%           .45%(g)
------------------------------------------------------------------------
Net investment income (loss)         4.26%(g)       4.02%          3.44%(g)
------------------------------------------------------------------------
Portfolio turnover rate                19%            27%             1%
------------------------------------------------------------------------
Total return(j)                     (.84%)(k)      12.89%           .31%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $10.77          $9.97         $10.05
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .25(d)         .35            .08
Net gains (losses) (both
 realized and unrealized)             (.39)           .83           (.07)
------------------------------------------------------------------------
Total from investment operations      (.14)          1.18            .01
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.31)          (.38)          (.09)
Distributions from realized
 gains                                (.07)            --             --
------------------------------------------------------------------------
Total distributions                   (.38)          (.38)          (.09)
------------------------------------------------------------------------
Net asset value, end of period      $10.25         $10.77          $9.97
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                             $42            $33             $5
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)         1.15%(g)       1.22%          4.20%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)     1.15%(g)       1.21%          1.21%(g)
------------------------------------------------------------------------
Net investment income (loss)         3.50%(g)       3.27%          2.70%(g)
------------------------------------------------------------------------
Portfolio turnover rate                19%            27%             1%
------------------------------------------------------------------------
Total return(j)                     (1.34%)(k)     12.01%           .07%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  43

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $10.78          $9.99         $10.05
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .25(d)         .35            .09
Net gains (losses) (both
 realized and unrealized)             (.39)           .82           (.07)
------------------------------------------------------------------------
Total from investment operations      (.14)          1.17            .02
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.31)          (.38)          (.08)
Distributions from realized
 gains                                (.07)            --             --
------------------------------------------------------------------------
Total distributions                   (.38)          (.38)          (.08)
------------------------------------------------------------------------
Net asset value, end of period      $10.26         $10.78          $9.99
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $12             $8             $1
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)         1.15%(g)       1.21%          4.30%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)     1.15%(g)       1.20%          1.21%(g)
------------------------------------------------------------------------
Net investment income (loss)         3.53%(g)       3.27%          2.74%(g)
------------------------------------------------------------------------
Portfolio turnover rate                19%            27%             1%
------------------------------------------------------------------------
Total return(j)                     (1.33%)(k)     11.91%           .23%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $10.80          $9.99         $10.05
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .33(d)         .43            .11
Net gains (losses) (both
 realized and unrealized)             (.34)           .84           (.07)
------------------------------------------------------------------------
Total from investment operations      (.01)          1.27            .04
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.44)          (.46)          (.10)
Distributions from realized
 gains                                (.07)            --             --
------------------------------------------------------------------------
Total distributions                   (.51)          (.46)          (.10)
------------------------------------------------------------------------
Net asset value, end of period      $10.28         $10.80          $9.99
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                             $--            $--            $--
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)          .37%(g)        .42%          6.84%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)      .08%(g)        .29%           .29%(g)
------------------------------------------------------------------------
Net investment income (loss)         4.32%(g)       4.39%          3.25%(g)
------------------------------------------------------------------------
Portfolio turnover rate                19%            27%             1%
------------------------------------------------------------------------
Total return(j)                      (.08%)(k)     13.02%           .43%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Income Builder Moderate Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $10.99          $9.98         $10.07
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .32(d)         .45            .10
Net gains (losses) (both
 realized and unrealized)             (.64)          1.04           (.08)
------------------------------------------------------------------------
Total from investment operations      (.32)          1.49            .02
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.38)          (.48)          (.11)
Distributions from realized
 gains                                (.06)            --             --
Tax return of capital                 (.02)            --             --
------------------------------------------------------------------------
Total distributions                   (.46)          (.48)          (.11)
------------------------------------------------------------------------
Net asset value, end of period      $10.21         $10.99          $9.98
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $545           $458            $57
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)          .38%(g)        .42%          1.77%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)      .38%(g)        .42%           .45%(g)
------------------------------------------------------------------------
Net investment income (loss)         4.50%(g)       4.23%          3.59%(g)
------------------------------------------------------------------------
Portfolio turnover rate                19%            29%            --%
------------------------------------------------------------------------
Total return(j)                     (2.95%)(k)     15.22%           .17%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $10.97          $9.96         $10.06
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .27(d)         .37            .08
Net gains (losses) (both
 realized and unrealized)             (.64)          1.04           (.08)
------------------------------------------------------------------------
Total from investment operations      (.37)          1.41             --
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.34)          (.40)          (.10)
Distributions from realized
 gains                                (.06)            --             --
Tax return of capital                 (.01)            --             --
------------------------------------------------------------------------
Total distributions                   (.41)          (.40)          (.10)
------------------------------------------------------------------------
Net asset value, end of period      $10.19         $10.97          $9.96
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                             $73            $69            $10
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)         1.14%(g)       1.17%          2.41%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)     1.14%(g)       1.17%          1.21%(g)
------------------------------------------------------------------------
Net investment income (loss)         3.74%(g)       3.48%          2.88%(g)
------------------------------------------------------------------------
Portfolio turnover rate                19%            29%            --%
------------------------------------------------------------------------
Total return(j)                     (3.45%)(k)     14.45%          (.05%)(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  45

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $10.98          $9.97         $10.06
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .27(d)         .37            .09
Net gains (losses) (both
 realized and unrealized)             (.64)          1.04           (.08)
------------------------------------------------------------------------
Total from investment operations      (.37)          1.41            .01
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.34)          (.40)          (.10)
Distributions from realized
 gains                                (.06)            --             --
Tax return of capital                 (.01)            --             --
------------------------------------------------------------------------
Total distributions                   (.41)          (.40)          (.10)
------------------------------------------------------------------------
Net asset value, end of period      $10.20         $10.98          $9.97
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $21            $15             $2
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)         1.13%(g)       1.17%          2.35%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)     1.13%(g)       1.17%          1.21%(g)
------------------------------------------------------------------------
Net investment income (loss)         3.76%(g)       3.44%          2.83%(g)
------------------------------------------------------------------------
Portfolio turnover rate                19%            29%            --%
------------------------------------------------------------------------
Total return(j)                     (3.43%)(k)     14.45%           .05%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $11.00          $9.98         $10.07
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .34(d)         .46            .10
Net gains (losses) (both
 realized and unrealized)             (.63)          1.05           (.08)
------------------------------------------------------------------------
Total from investment operations      (.29)          1.51            .02
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.41)          (.49)          (.11)
Distributions from realized
 gains                                (.06)            --             --
Tax return of capital                 (.02)            --             --
------------------------------------------------------------------------
Total distributions                   (.49)          (.49)          (.11)
------------------------------------------------------------------------
Net asset value, end of period      $10.22         $11.00          $9.98
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                             $--            $--            $--
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)          .35%(g)        .33%          5.51%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)      .08%(g)        .29%           .20%(g)
------------------------------------------------------------------------
Net investment income (loss)         4.78%(g)       3.92%          3.88%(g)
------------------------------------------------------------------------
Portfolio turnover rate                19%            29%            --%
------------------------------------------------------------------------
Total return(j)                     (2.75%)(k)     15.41%           .18%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

 46 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Income Builder Enhanced Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $11.08          $9.96         $10.06
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .35(d)         .47            .11
Net gains (losses) (both
 realized and unrealized)             (.86)          1.15           (.09)
------------------------------------------------------------------------
Total from investment operations      (.51)          1.62            .02
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.38)          (.49)          (.12)
Distributions from realized
 gains                                (.11)          (.01)            --
Tax return of capital                 (.03)            --             --
------------------------------------------------------------------------
Total distributions                   (.52)          (.50)          (.12)
------------------------------------------------------------------------
Net asset value, end of period      $10.05         $11.08          $9.96
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $289           $266            $50
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)          .41%(g)        .43%          2.04%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)      .41%(g)        .43%           .45%(g)
------------------------------------------------------------------------
Net investment income (loss)         4.93%(g)       4.51%          3.96%(g)
------------------------------------------------------------------------
Portfolio turnover rate                24%            27%            --%
------------------------------------------------------------------------
Total return(j)                     (4.58%)(k)     16.68%           .15%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $11.07          $9.96         $10.06
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .30(d)         .39            .09
Net gains (losses) (both
 realized and unrealized)             (.86)          1.15           (.09)
------------------------------------------------------------------------
Total from investment operations      (.56)          1.54             --
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.34)          (.42)          (.10)
Distributions from realized
 gains                                (.11)          (.01)            --
Tax return of capital                 (.02)            --             --
------------------------------------------------------------------------
Total distributions                   (.47)          (.43)          (.10)
------------------------------------------------------------------------
Net asset value, end of period      $10.04         $11.07          $9.96
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                             $37            $39            $10
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)         1.16%(g)       1.19%          2.79%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)     1.16%(g)       1.19%          1.21%(g)
------------------------------------------------------------------------
Net investment income (loss)         4.15%(g)       3.77%          3.24%(g)
------------------------------------------------------------------------
Portfolio turnover rate                24%            27%            --%
------------------------------------------------------------------------
Total return(j)                     (5.17%)(k)     15.74%           .02%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  47

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $11.07          $9.96         $10.06
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .30(d)         .39            .09
Net gains (losses) (both
 realized and unrealized)             (.86)          1.15           (.09)
------------------------------------------------------------------------
Total from investment operations      (.56)          1.54             --
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.34)          (.42)          (.10)
Distributions from realized
 gains                                (.11)          (.01)            --
Tax return of capital                 (.02)            --             --
------------------------------------------------------------------------
Total distributions                   (.47)          (.43)          (.10)
------------------------------------------------------------------------
Net asset value, end of period      $10.04         $11.07          $9.96
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $13            $11             $2
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)         1.16%(g)       1.18%          2.63%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)     1.16%(g)       1.18%          1.21%(g)
------------------------------------------------------------------------
Net investment income (loss)         4.19%(g)       3.73%          3.22%(g)
------------------------------------------------------------------------
Portfolio turnover rate                24%            27%            --%
------------------------------------------------------------------------
Total return(j)                     (5.06%)(k)     15.75%           .02%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  PERIOD             YEAR         PERIOD
                                   ENDED            ENDED          ENDED
                                 JAN. 31,         MAY 31,        MAY 31,
                                  2008(B)            2007        2006(C)
Net asset value, beginning of
 period                             $11.09          $9.97         $10.06
------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .37(d)         .49            .12
Net gains (losses) (both
 realized and unrealized)             (.86)          1.15           (.09)
------------------------------------------------------------------------
Total from investment operations      (.49)          1.64            .03
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.40)          (.51)          (.12)
Distributions from realized
 gains                                (.11)          (.01)            --
Tax return of capital                 (.03)            --             --
------------------------------------------------------------------------
Total distributions                   (.54)          (.52)          (.12)
------------------------------------------------------------------------
Net asset value, end of period      $10.06         $11.09          $9.97
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                             $--            $--            $--
------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)          .38%(g)        .36%          5.75%(g)
------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)      .12%(g)        .29%           .29%(g)
------------------------------------------------------------------------
Net investment income (loss)         5.24%(g)       4.67%          3.66%(g)
------------------------------------------------------------------------
Portfolio turnover rate                24%            27%            --%
------------------------------------------------------------------------
Total return(j)                     (4.49%)(k)     16.82%           .27%(k)
------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction of earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

 48 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS OF

RIVERSOURCE INCOME SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the investments in affiliated funds, of RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund (portfolios constituting the RiverSource Income Series, Inc.) (the Funds) as of January 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the period from June 1, 2007 to January 31, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and the financial highlights of the Funds for each of the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund at January 31, 2008, the results of their operations, changes in their net assets, and the financial highlights for the period from June 1, 2007 to January 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 20, 2008

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  49

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Income Builder Basic Income Fund
For the period from June 1, 2007 to Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          16.17%
      Dividends Received Deduction for corporations.........          13.76%
      United States Government Obligations..................          14.32%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03559
July 25, 2007...............................................         0.03640
Aug. 24, 2007...............................................         0.03728
Sept. 25, 2007..............................................         0.03926
Oct. 26, 2007...............................................         0.04718
Nov. 26, 2007...............................................         0.05480
Dec. 20, 2007...............................................         0.10196
Jan. 28, 2008...............................................         0.00935
Total distributions.........................................        $0.36182

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.07013
Total distributions.........................................        $0.43195

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          16.17%
      Dividends Received Deduction for corporations.........          13.76%
      United States Government Obligations..................          14.32%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.02899
July 25, 2007...............................................         0.02950
Aug. 24, 2007...............................................         0.03105
Sept. 25, 2007..............................................         0.03242
Oct. 26, 2007...............................................         0.04035
Nov. 26, 2007...............................................         0.04815
Dec. 20, 2007...............................................         0.09688
Jan. 28, 2008...............................................         0.00137
Total distributions.........................................        $0.30871

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.07013
Total distributions.........................................        $0.37884

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          16.17%
      Dividends Received Deduction for corporations.........          13.76%
      United States Government Obligations..................          14.32%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.02899
July 25, 2007...............................................         0.03013
Aug. 24, 2007...............................................         0.03104
Sept. 25, 2007..............................................         0.03247
Oct. 26, 2007...............................................         0.04049
Nov. 26, 2007...............................................         0.04811
Dec. 20, 2007...............................................         0.09683
Jan. 28, 2008...............................................         0.00144
Total distributions.........................................        $0.30950

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.07013
Total distributions.........................................        $0.37963

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          16.17%
      Dividends Received Deduction for corporations.........          13.76%
      United States Government Obligations..................          14.32%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03570
July 25, 2007...............................................         0.03683
Aug. 24, 2007...............................................         0.03776
Sept. 25, 2007..............................................         0.03980
Oct. 26, 2007...............................................         0.04763
Nov. 26, 2007...............................................         0.13102
Dec. 20, 2007...............................................         0.10230
Jan. 28, 2008...............................................         0.01045
Total distributions.........................................        $0.44149

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.07013
Total distributions.........................................        $0.51162

--------------------------------------------------------------------------------

 50 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Income Builder Moderate Income Fund
For the period from June 1, 2007 to Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          19.46%
      Dividends Received Deduction for corporations.........          16.31%
      United States Government Obligations..................           9.43%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03846
July 25, 2007...............................................         0.03965
Aug. 24, 2007...............................................         0.03980
Sept. 25, 2007..............................................         0.04150
Oct. 26, 2007...............................................         0.04996
Nov. 26, 2007...............................................         0.05956
Dec. 20, 2007...............................................         0.11711
Jan. 28, 2008...............................................         0.01095
Total distributions*........................................        $0.39699

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.06685
Total distributions.........................................        $0.46384

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          19.46%
      Dividends Received Deduction for corporations.........          16.31%
      United States Government Obligations..................           9.43%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03144
July 25, 2007...............................................         0.03255
Aug. 24, 2007...............................................         0.03338
Sept. 25, 2007..............................................         0.03455
Oct. 26, 2007...............................................         0.04307
Nov. 26, 2007...............................................         0.05282
Dec. 20, 2007...............................................         0.11185
Jan. 28, 2008...............................................         0.00269
Total distributions**.......................................        $0.34235

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.06685
Total distributions.........................................        $0.40920

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          19.46%
      Dividends Received Deduction for corporations.........          16.31%
      United States Government Obligations..................           9.43%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03171
July 25, 2007...............................................         0.03347
Aug. 24, 2007...............................................         0.03340
Sept. 25, 2007..............................................         0.03469
Oct. 26, 2007...............................................         0.04315
Nov. 26, 2007...............................................         0.05277
Dec. 20, 2007...............................................         0.11191
Jan. 28, 2008...............................................         0.00278
Total distributions**.......................................        $0.34388

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.06685
Total distributions.........................................        $0.41073

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          19.46%
      Dividends Received Deduction for corporations.........          16.31%
      United States Government Obligations..................           9.43%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03930
July 25, 2007...............................................         0.03995
Aug. 24, 2007...............................................         0.04019
Sept. 25, 2007..............................................         0.04192
Oct. 26, 2007...............................................         0.05032
Nov. 26, 2007...............................................         0.07753
Dec. 20, 2007...............................................         0.11741
Jan. 28, 2008...............................................         0.01176
Total distributions*........................................        $0.41838

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.06685
Total distributions.........................................        $0.48523

  * $0.02 per share represents a tax return of capital.
 ** $0.01 per share represents a tax return of capital.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  51

RiverSource Income Builder Enhanced Income Fund
For the period from June 1, 2007 to Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          16.13%
      Dividends Received Deduction for corporations.........          12.60%
      United States Government Obligations..................           2.92%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.04186
July 25, 2007...............................................         0.04291
Aug. 24, 2007...............................................         0.04184
Sept. 25, 2007..............................................         0.04602
Oct. 26, 2007...............................................         0.05225
Nov. 26, 2007...............................................         0.06797
Dec. 20, 2007...............................................         0.15705
Jan. 28, 2008...............................................         0.01248
Total distributions*........................................        $0.46238

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.06197
Total distributions.........................................        $0.52435

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          16.13%
      Dividends Received Deduction for corporations.........          12.60%
      United States Government Obligations..................           2.92%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03476
July 25, 2007...............................................         0.03575
Aug. 24, 2007...............................................         0.03538
Sept. 25, 2007..............................................         0.03891
Oct. 26, 2007...............................................         0.04539
Nov. 26, 2007...............................................         0.06119
Dec. 20, 2007...............................................         0.15187
Jan. 28, 2008...............................................         0.00418
Total distributions**.......................................        $0.40743

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.06197
Total distributions.........................................        $0.46940

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          16.13%
      Dividends Received Deduction for corporations.........          12.60%
      United States Government Obligations..................           2.92%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.03503
July 25, 2007...............................................         0.03658
Aug. 24, 2007...............................................         0.03547
Sept. 25, 2007..............................................         0.03909
Oct. 26, 2007...............................................         0.04535
Nov. 26, 2007...............................................         0.06133
Dec. 20, 2007...............................................         0.15198
Jan. 28, 2008...............................................         0.00437
Total distributions**.......................................         $0.4092

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.06197
Total distributions.........................................        $0.47117

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          16.13%
      Dividends Received Deduction for corporations.........          12.60%
      United States Government Obligations..................           2.92%

PAYABLE DATE                                                       PER SHARE
June 26, 2007...............................................        $0.04273
July 25, 2007...............................................         0.04338
Aug. 24, 2007...............................................         0.04238
Sept. 25, 2007..............................................         0.04663
Oct. 26, 2007...............................................         0.05291
Nov. 26, 2007...............................................         0.08216
Dec. 20, 2007...............................................         0.15842
Jan. 28, 2008...............................................         0.01307
Total distributions*........................................        $0.48168

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.06197
Total distributions.........................................        $0.54365

*     $0.03 per share represents a tax return of capital.
**    $0.02 per share represents a tax return of capital.

--------------------------------------------------------------------------------

 52 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 96 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Board member since 2006      Chief Justice, Minnesota Supreme Court,          None
901 S. Marquette Ave.                                     1998-2006; Attorney
Minneapolis, MN 55402
Age 53
-------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member since 1999      Chair, RiverSource Funds, 1999-2006; former      None
901 S. Marquette Ave.                                     Governor of Minnesota
Minneapolis, MN 55402
Age 73
-------------------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton            Board member since 2007      President, Springboard -- Partners in Cross      None
901 S. Marquette Ave.                                     Cultural Leadership (consulting company)
Minneapolis, MN 55402
Age 53
-------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Board member since 2004      Trustee Professor of Economics and               None
901 S. Marquette Ave.                                     Management, Bentley College; former Dean,
Minneapolis, MN 55402                                     McCallum Graduate School of Business,
Age 57                                                    Bentley College
-------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Board member since 1985      Attorney and Consultant                          None
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 73
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA         Board member since 2005      Former Managing Director, Shikiar Asset          American Progressive
901 S. Marquette Ave.                                     Management                                       Insurance
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Board member since 2002      President Emeritus and Professor of              Valmont Industries,
901 S. Marquette Ave.        and Chair of the Board       Economics, Carleton College                      Inc. (manufactures
Minneapolis, MN 55402        since 2007                                                                    irrigation systems)
Age 69
-------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Board member since 2004      Director, Enterprise Asset Management, Inc.      None
901 S. Marquette Ave.                                     (private real estate and asset management
Minneapolis, MN 55402                                     company)
Age 55
-------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby         Board member since 2002      Chief Executive Officer, RiboNovix, Inc.         Idera
901 S. Marquette Ave.                                     since 2003 (biotechnology); former               Pharmaceuticals,
Minneapolis, MN 55402                                     President, Forester Biotech                      Inc.
Age 63                                                                                                     (biotechnology);
                                                                                                           Healthways, Inc.
                                                                                                           (health management
                                                                                                           programs)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  53

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          Board member since           President -- U.S. Asset Management and           None
53600 Ameriprise             2001, Vice President         Chief Investment Officer, Ameriprise
Financial Center             since 2002                   Financial, Inc. and President, Chairman of
Minneapolis, MN 55474                                     the Board and Chief Investment Officer,
Age 47                                                    RiverSource Investments, LLC since 2005;
                                                          President, Ameriprise Certificate Company
                                                          since 2006; Chairman of the Board, Chief
                                                          Executive Officer and President,
                                                          RiverSource Distributors, Inc. since 2006;
                                                          Senior Vice President -- Chief Investment
                                                          Officer, Ameriprise Financial, Inc. and
                                                          Chairman of the Board and Chief Investment
                                                          Officer, RiverSource Investments, LLC,
                                                          2001-2005
-------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,
ADDRESS,                 POSITION HELD WITH FUND
AGE                      AND LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since 2006      Director and Senior Vice President -- Asset Management,
172 Ameriprise                                     Products and Marketing, RiverSource Investments, LLC since
Financial Center                                   2006; Director and Vice President -- Asset Management,
Minneapolis, MN 55474                              Products and Marketing, RiverSource Distributors, Inc. since
Age 42                                             2006; Managing Director and Global Head of Product, Morgan
                                                   Stanley Investment Management, 2004-2006; President,
                                                   Touchstone Investments, 2002-2004
---------------------------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President since      Executive Vice President -- Equity and Fixed Income,
172 Ameriprise           2004                      Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                                   since 2006; Vice President -- Investments, Ameriprise
Minneapolis, MN 55474                              Certificate Company since 2003; Senior Vice
Age 43                                             President -- Fixed Income, Ameriprise Financial, Inc.,
                                                   2002-2006 and RiverSource Investments, LLC, 2004-2006
---------------------------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President since      Vice President -- Asset Management and Trust Company
5228 Ameriprise          2006                      Services, RiverSource Investments, LLC since 2006; Vice
Financial Center                                   President -- Operations and Compliance, RiverSource
Minneapolis, MN 55474                              Investments, LLC, 2004-2006
Age 42
---------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since 2002      Vice President -- Investment Accounting, Ameriprise
105 Ameriprise                                     Financial, Inc. since 2002; Chief Financial Officer,
Financial Center                                   RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 52
---------------------------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President, General   Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise          Counsel and Secretary     Ameriprise Financial, Inc. since 2005; Chief Counsel,
Financial Center         since 2006                RiverSource Distributors, Inc. since 2006; Vice President,
Minneapolis, MN 55474                              General Counsel and Secretary, Ameriprise Certificate
Age 48                                             Company since 2005; Vice President -- Asset Management
                                                   Compliance, Ameriprise Financial, Inc., 2004-2005; Senior
                                                   Vice President and Chief Compliance Officer, U.S. Bancorp
                                                   Asset Management, 2002-2004
---------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance Officer  U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise           since 2006                Investments, LLC since 2006; Director -- Mutual Funds,
Financial Center                                   Voyageur Asset Management, 2003-2006; Director of Finance,
Minneapolis, MN 55474                              Voyageur Asset Management, 2000-2003
Age 47
---------------------------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering          Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise          Prevention Officer since  Ameriprise Financial, Inc. since 2004; Manager Anti- Money
Financial Center         2004                      Laundering, Ameriprise Financial, Inc., 2003-2004;
Minneapolis, MN 55474                              Compliance Director and Bank Secrecy Act Officer, American
Age 44                                             Express Centurion Bank, 2000-2003
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 54 RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2008 ANNUAL REPORT  55

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE INCOME BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource mutual funds are distributed by RiverSource Distributors, Inc., Member FNRA, and managed by
RiverSource Investments, LLC. These companies are part of
Ameriprise Financial, Inc.
(C)2008 RiverSource Distributors, Inc.                           S-6394 E (3/08)

Item 2.(a)The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Income Series, Inc. were as follows:

                                 2008 - $46,950

(b) Audit - Related Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement review for RiverSource Income Series, Inc. were as follows:

                                  2008 - $2,385

(c) Tax Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for tax compliance related services for RiverSource Income Series, Inc. were as follows:

                                  2008 - $8,100

(d) All Other Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Income Series, Inc. were as follows:

                                    2008 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2008 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2008 - $723,935

(h) 100% of the services performed in item (g) above during 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

     (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under
     Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

     (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

     (a)(3) Not applicable.

     (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date  April 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 3, 2008